Quarterly Holdings Report
for

Fidelity Freedom® 2025 Fund

June 30, 2021

F25-QTLY-0821
1.818369.116

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.04% 7/22/21 to 9/23/21
(Cost $12,449,623)	12,450,000	12,449,199
	Shares	Value

Domestic Equity Funds - 31.8%
Fidelity Series All-Sector Equity Fund (a)	28,909,238	$368,014,597
Fidelity Series Blue Chip Growth Fund (a)	29,934,996	576,548,024
Fidelity Series Commodity Strategy Fund (a)	157,109,143	875,097,926
Fidelity Series Growth Company Fund (a)	55,529,069	1,468,743,879
Fidelity Series Intrinsic Opportunities Fund (a)	66,658,986	1,517,158,515
Fidelity Series Large Cap Stock Fund (a)	66,758,095	1,321,810,278
Fidelity Series Large Cap Value Index Fund (a)	31,480,122	486,367,888
Fidelity Series Opportunistic Insights Fund (a)	33,460,635	758,217,987
Fidelity Series Small Cap Discovery Fund (a)	11,799,801	164,253,223
Fidelity Series Small Cap Opportunities Fund (a)	29,942,120	545,545,424
Fidelity Series Stock Selector Large Cap Value Fund (a)	74,134,216	1,120,909,340
Fidelity Series Value Discovery Fund (a)	51,106,918	859,618,366
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,958,739,905)		10,062,285,447

International Equity Funds - 27.3%
Fidelity Series Canada Fund (a)	37,860,438	530,803,340
Fidelity Series Emerging Markets Fund (a)	28,024,135	341,894,453
Fidelity Series Emerging Markets Opportunities Fund (a)	114,392,943	3,072,594,438
Fidelity Series International Growth Fund (a)	72,262,870	1,413,461,746
Fidelity Series International Small Cap Fund (a)	19,559,205	435,583,498
Fidelity Series International Value Fund (a)	126,044,670	1,407,918,959
Fidelity Series Overseas Fund (a)	103,506,701	1,410,796,337
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,609,259,590)		8,613,052,771

Bond Funds - 35.1%
Fidelity Series Emerging Markets Debt Fund (a)	18,389,575	171,390,839
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	5,250,556	54,448,270
Fidelity Series Floating Rate High Income Fund (a)	3,466,251	32,062,821
Fidelity Series High Income Fund (a)	20,410,166	195,733,490
Fidelity Series Inflation-Protected Bond Index Fund (a)	184,055,654	2,020,931,078
Fidelity Series International Credit Fund (a)	1,834,201	18,543,771
Fidelity Series Investment Grade Bond Fund (a)	641,414,022	7,517,372,333
Fidelity Series Long-Term Treasury Bond Index Fund (a)	114,088,125	954,917,609
Fidelity Series Real Estate Income Fund (a)	10,350,637	120,274,402
TOTAL BOND FUNDS
(Cost $10,728,503,443)		11,085,674,613

Short-Term Funds - 5.8%
Fidelity Cash Central Fund 0.06% (b)	10,340,986	10,343,054
Fidelity Series Government Money Market Fund 0.08% (a)(c)	1,508,128,969	1,508,128,969
Fidelity Series Short-Term Credit Fund (a)	31,882,374	323,924,917
TOTAL SHORT-TERM FUNDS
(Cost $1,837,580,675)		1,842,396,940
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $24,146,533,236)		31,615,858,970
NET OTHER ASSETS (LIABILITIES) - 0.0%		(152,233)
NET ASSETS - 100%		$31,615,706,737

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,845
Total	$1,845

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$28,912,328	$17,835,381	$36,404,655	$--	$--	$10,343,054	0.0%
Total	$28,912,328	$17,835,381	$36,404,655	$--	$--	$10,343,054

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$373,996,174	$5,117,765	$42,141,746	$--	$5,294,177	$25,748,227	$368,014,597
Fidelity Series Blue Chip Growth Fund	593,373,948	22,466,790	100,969,532	--	11,089,598	50,587,220	576,548,024
Fidelity Series Canada Fund	487,124,446	33,833,656	36,417,185	--	3,692,494	42,569,929	530,803,340
Fidelity Series Commodity Strategy Fund	876,371,037	3,498,794	119,393,949	--	5,258,587	109,363,457	875,097,926
Fidelity Series Emerging Markets Debt Fund	169,652,000	7,842,869	10,580,801	1,889,917	(110,404)	4,587,175	171,390,839
Fidelity Series Emerging Markets Debt Local Currency Fund	54,654,587	1,323,975	3,431,669	--	(2,511)	1,903,888	54,448,270
Fidelity Series Emerging Markets Fund	373,036,953	4,886,369	51,882,032	--	8,595,140	7,258,023	341,894,453
Fidelity Series Emerging Markets Opportunities Fund	3,386,134,233	18,914,700	484,839,272	--	117,586,578	34,798,199	3,072,594,438
Fidelity Series Floating Rate High Income Fund	33,491,745	467,933	2,110,213	327,985	(104,293)	317,649	32,062,821
Fidelity Series Government Money Market Fund 0.08%	1,545,838,489	110,171,280	147,880,800	241,313	--	--	1,508,128,969
Fidelity Series Growth Company Fund	1,514,433,220	50,602,470	286,248,614	--	27,312,230	162,644,573	1,468,743,879
Fidelity Series High Income Fund	197,692,649	5,831,865	12,146,045	2,374,964	38,116	4,316,905	195,733,490
Fidelity Series Inflation-Protected Bond Index Fund	2,019,229,305	64,274,889	107,061,581	--	499,634	43,988,831	2,020,931,078
Fidelity Series International Credit Fund	18,199,239	105,767	--	105,767	--	139,023	18,543,771
Fidelity Series International Growth Fund	1,366,793,221	54,529,855	127,012,402	--	9,309,096	109,841,976	1,413,461,746
Fidelity Series International Small Cap Fund	433,456,349	2,474,989	32,517,422	--	10,694,902	21,474,680	435,583,498
Fidelity Series International Value Fund	1,366,241,845	110,829,919	108,693,570	--	13,490,962	26,049,803	1,407,918,959
Fidelity Series Intrinsic Opportunities Fund	1,519,919,126	47,815,738	133,275,607	--	32,680,510	50,018,748	1,517,158,515
Fidelity Series Investment Grade Bond Fund	7,505,361,568	310,630,941	422,218,967	38,128,400	(7,120,718)	130,719,509	7,517,372,333
Fidelity Series Large Cap Stock Fund	1,328,740,760	7,604,837	109,221,412	--	35,619,086	59,067,007	1,321,810,278
Fidelity Series Large Cap Value Index Fund	489,810,691	3,640,401	32,195,263	--	8,171,385	16,940,674	486,367,888
Fidelity Series Long-Term Treasury Bond Index Fund	863,539,638	107,321,769	70,632,220	5,426,792	(13,674,972)	68,363,394	954,917,609
Fidelity Series Opportunistic Insights Fund	775,717,652	10,084,759	112,991,533	--	8,895,124	76,511,985	758,217,987
Fidelity Series Overseas Fund	1,369,071,240	68,696,070	134,265,719	--	21,813,052	85,481,694	1,410,796,337
Fidelity Series Real Estate Income Fund	121,136,230	651,582	7,601,134	168,109	185,892	5,901,832	120,274,402
Fidelity Series Short-Term Credit Fund	322,261,040	16,133,990	14,147,557	1,166,823	(28,955)	(293,601)	323,924,917
Fidelity Series Small Cap Discovery Fund	166,279,781	17,440,240	14,316,673	16,410,400	4,648,589	(9,798,714)	164,253,223
Fidelity Series Small Cap Opportunities Fund	556,195,886	18,260,301	45,005,385	--	12,667,473	3,427,149	545,545,424
Fidelity Series Stock Selector Large Cap Value Fund	1,123,186,860	19,432,333	87,749,625	--	22,110,768	43,929,004	1,120,909,340
Fidelity Series Value Discovery Fund	863,775,612	15,278,809	67,898,469	--	25,693,896	22,768,518	859,618,366
	$31,814,715,524	$1,140,165,655	$2,924,846,397	$66,240,470	$364,305,436	$1,198,626,757	$31,593,066,717

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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